Transactions with Related Parties (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of transactions between related parties [abstract]
Disclosure of Transactions Between Group and Other Related Parties
a.	Related party name and category

Related Party Name	Related Party Category
JANK Howden Pty Ltd	Related party in substance
Others	Key Management Personnel

b.	Loans from related parties

Related Party Category/Name	December 31, 2019	September 30, 2020
Related party in substance / JANK Howden Pty Ltd	$502,205	$501,401
Key Management Personnel / Others	50,221	50,140

	$552,426	$551,541

Interest Payable

Related Party Category/Name	December 31, 2019	September 30, 2020
Related party in substance / JANK Howden Pty Ltd	$12,500	$47,419
Key Management Personnel / Others	1,250	4,742

	$13,750	$52,161

Interest expense

	For the nine months Ended September 30
Related Party Category/Name	2019	2020
Related party in substance / JANK Howden Pty Ltd	$—	$34,115
Key Management Personnel / Others	—	3,412

	$—	$37,527

Schedule of Key Management Personnel Compensation
c.	Compensation of Key Management Personnel

	For the nine months Ended September 30
Related Party Category/Name	2019	2020
Short-term employee benefits	$2,081,781	$1,356,957
Post-employment benefits	111,131	65,960
Share-based payments recognized	1,578,128	198,720

	$3,771,040	$1,621,637